1
The Gabelli Multimedia Trust Inc.
Schedule of Investments — March 31, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 96.9%
DISTRIBUTION COMPANIES  — 57.0%
Broadcasting  — 6.6%
10,000 Asahi Broadcasting Group Holdings Corp. $ 43,070
3,000 Beasley Broadcast Group Inc., Cl. A† .... 16,650
6,000 Chubu-Nippon Broadcasting Co. Ltd. ... 26,402
19,000 Cogeco Inc. ..................... 838,136
35,000 Corus Entertainment Inc., Cl. B† ....... 2,975
20,800 Fox Corp., Cl. A ................... 1,177,280
40,000 Fox Corp., Cl. B ................... 2,108,400
81,000 Grupo Radio Centro SAB de CV, Cl. A† .. 15,832
14,000 Informa plc ..................... 139,142
210,000 ITV plc ......................... 213,894
6,500 Liberty Broadband Corp., Cl. A† ....... 552,500
26,400 Liberty Broadband Corp., Cl. C† ....... 2,245,320
68,566 Media Prima Berhad ............... 5,872
6,000 Nexstar Media Group Inc. ........... 1,075,320
7,000 Nippon Television Holdings Inc. ....... 142,530
4,000 NRJ Group ...................... 28,719
3,000 RTL Group SA ................... 113,212
72,000 Sinclair Inc. ..................... 1,146,960
33,000 TBS Holdings Inc. ................. 938,143
69,000 TEGNA Inc. ..................... 1,257,180
15,000 Television Broadcasts Ltd.† .......... 5,937
21,000 Television Francaise 1 SA ............ 203,684
240,000 TV Azteca SAB de CV†(a) ............ 5,864
12,303,022
Business Services  — 1.1%
6,000 Carlisle Support Services Group Ltd.†(a) . 620
5,500 Heather Venture Holdings Ltd.† ....... 0
4,000 S&P Global Inc. .................. 2,032,400
5,500 Tapir Holdings Ltd.† ............... 0
2,033,020
Cable  — 5.0%
23,000 AMC Networks Inc., Cl. A† ........... 158,240
1,600 Charter Communications Inc., Cl. A† .... 589,648
31,000 Cogeco Communications Inc. ......... 1,511,817
110,000 Comcast Corp., Cl. A ............... 4,059,000
19,400 MultiChoice Group† ............... 116,125
80,000 Rogers Communications Inc., Cl. B ..... 2,138,400
124,000 WideOpenWest Inc.† ............... 613,800
9,187,030
Computer Software and Services  — 0.4%
500 Duolingo Inc.† ................... 155,270
7,500 Hewlett Packard Enterprise Co. ........ 115,725
18,000 SolarWinds Corp. ................. 331,740
2,500 Tencent Holdings Ltd. .............. 159,675
762,410
Consumer Services  — 0.5%
59,000 Bollore SE ...................... 344,502
Shares
Market
Value
150 Cie de L'Odet SE .................. $ 229,019
9,000 IAC Inc.† ....................... 413,460
986,981
Diversified Industrial  — 0.8%
4,000 AAON Inc. ...................... 312,520
28,500 Bouygues SA .................... 1,122,049
8,000 Malaysian Resources Corp. Berhad ..... 775
1,435,344
Entertainment  — 19.9%
60,000 Atlanta Braves Holdings Inc., Cl. A† .... 2,632,200
127,000 Atlanta Braves Holdings Inc., Cl. C† .... 5,081,270
1,070,000 Grupo Televisa SAB, ADR ............ 1,872,500
420,000 Havas NV† ...................... 597,202
9,500 Liberty Media Corp.-Liberty Formula One,
Cl. A† ........................ 773,965
30,000 Liberty Media Corp.-Liberty Formula One,
Cl. C† ........................ 2,700,300
5,092 Liberty Media Corp.-Liberty Live, Cl. A† .. 342,386
24,763 Liberty Media Corp.-Liberty Live, Cl. C† .. 1,687,351
4,000 M6 Metropole Television SA .......... 59,947
37,000 Madison Square Garden Entertainment
Corp.† ....................... 1,211,380
27,700 Madison Square Garden Sports Corp.† .. 5,393,744
11,800 Naspers Ltd., Cl. N ................ 2,907,685
5,200 Netflix Inc.† ..................... 4,849,156
7,500 Reading International Inc., Cl. A† ...... 10,425
7,700 Reading International Inc., Cl. B† ...... 54,054
2,200 Roku Inc.† ...................... 154,968
35,000 Sphere Entertainment Co.† .......... 1,145,200
17,000 Sportradar Group AG, Cl. A† ......... 367,540
12,000 Take-Two Interactive Software Inc.† .... 2,487,000
15,500 TKO Group Holdings Inc. ............ 2,368,555
17,000 Venu Holding Corp.† ............... 157,250
36,854,078
Equipment  — 2.1%
13,000 Amphenol Corp., Cl. A .............. 852,670
45,000 Corning Inc. ..................... 2,060,100
5,000 Flex Ltd.† ....................... 165,400
5,000 QUALCOMM Inc. ................. 768,050
3,846,220
Financial Services  — 0.2%
4,200 Jardine Matheson Holdings Ltd. ....... 177,912
17,500 Kinnevik AB, Cl. A ................. 129,181
95,000 Orascom Financial Holding SAE† ...... 838
600 PayPal Holdings Inc.† .............. 39,150
32,750 Waterloo Investment Holdings Ltd.†(a) .. 16,375
363,456
Food and Beverage  — 0.2%
2,400 Pernod Ricard SA ................. 236,831

The Gabelli Multimedia Trust Inc.
Schedule of Investments (Continued) — March 31, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
DISTRIBUTION COMPANIES (Continued)
Food and Beverage (Continued)
2,800 Remy Cointreau SA ................ $ 130,612
367,443
Information Technology  — 0.6%
1,800 Broadcom Inc. ................... 301,374
19,100 Prosus NV ...................... 879,294
1,180,668
Real Estate  — 1.9%
16,200 American Tower Corp., REIT .......... 3,525,120
15,000 Midway Investments†(a) ............ 194
3,525,314
Retail  — 1.0%
9,500 Amazon.com Inc.† ................ 1,807,470
1,000 Best Buy Co. Inc. ................. 73,610
250 Meituan, Cl. B† ................... 5,005
300,000 QVC Group Inc., Cl. A† ............. 60,330
1,946,415
Satellite  — 0.7%
34,000 EchoStar Corp., Cl. A† .............. 869,720
13,000 Iridium Communications Inc. ......... 355,160
1,000,000 PT Indosat Tbk ................... 87,862
3,000 SKY Perfect JSAT Holdings Inc. ....... 23,462
1,336,204
Telecommunications  — 2.0%
34,000 Eurotelesites AG† ................. 190,439
42,000 GCI Liberty Inc., Escrow†(a) ......... 0
43,500 Liberty Global Ltd., Cl. A† ........... 500,685
102,000 Liberty Global Ltd., Cl. C† ........... 1,220,940
35,100 Sunrise Communications AG, Cl. A† .... 1,694,100
5,800 Viasat Inc.† ..................... 60,436
3,666,600
Telecommunications: Long Distance  — 1.4%
15,000 BCE Inc. ........................ 344,290
118,000 Telesat Corp.† ................... 2,221,940
2,400 Telstra Group Ltd., ADR ............. 32,064
3,800 TIM SA, ADR .................... 59,470
2,657,764
Telecommunications: National  — 5.8%
17,000 Deutsche Telekom AG .............. 629,035
54,000 Deutsche Telekom AG, ADR .......... 2,001,780
11,500 Elisa Oyj ....................... 560,568
1,500 Freenet AG ...................... 57,158
3,605 Hellenic Telecommunications Organization
SA .......................... 58,471
5,000 Itissalat Al-Maghrib ................ 40,549
50,000 Koninklijke KPN NV ................ 211,773
Shares
Market
Value
100,000 Liberty Latin America Ltd., Cl. A† ...... $ 633,000
1,000 Magyar Telekom Telecommunications plc,
ADR ......................... 21,690
190,000 Megacable Holdings SAB de CV ....... 397,371
500,000 Nippon Telegraph & Telephone Corp. .... 482,365
9,000 Orange SA, ADR .................. 116,370
22,000 PLDT Inc., ADR .................. 481,140
31,500 Shenandoah Telecommunications Co. ... 395,955
55,000 Sitios Latinoamerica SAB de CV† ...... 8,278
17,289 Sitios Latinoamerica SAB de CV† ...... 2,661
18,200 Swisscom AG, ADR ................ 1,049,093
10,000 Telecom Argentina SA, ADR .......... 101,900
40,000 Telecom Italia SpA† ................ 13,443
20,000 Telefonica Brasil SA, ADR ........... 174,400
195,000 Telefonica SA, ADR ................ 908,700
136,000 Telekom Austria AG ................ 1,270,571
15,172 Telia Co. AB ..................... 54,775
6,000 Telkom Indonesia Persero Tbk PT, ADR .. 88,620
10,500 VEON Ltd., ADR† ................. 457,905
1,000 Verizon Communications Inc. ......... 45,360
50,000 Vodafone Group plc, ADR ........... 468,500
10,731,431
Telecommunications: Regional  — 2.0%
50,500 Orange Belgium SA† ............... 830,006
43,000 Telephone and Data Systems Inc. ...... 1,665,820
78,000 TELUS Corp. .................... 1,118,520
3,614,346
Wireless Communications  — 4.8%
1,000 Altice USA Inc., Cl. A† .............. 2,660
52,500 America Movil SAB de CV, ADR ....... 746,550
23,000 Anterix Inc.† ..................... 841,800
389,058 Jasmine International PCL†(a) ........ 17,317
55,000 Operadora De Sites Mexicanos SAB de CV 39,077
19,000 Orascom Investment Holding, GDR†(a) .. 266
20,000 SK Telecom Co. Ltd., ADR ........... 425,200
15,000 T-Mobile US Inc. .................. 4,000,650
30,000 Turkcell Iletisim Hizmetleri A/S, ADR .... 186,600
38,000 United States Cellular Corp.† ......... 2,627,700
8,887,820
TOTAL DISTRIBUTION COMPANIES ... 105,685,566
COPYRIGHT/CREATIVITY COMPANIES  — 38.1%
Business Services  — 0.0%
1,000 Light & Wonder Inc.† .............. 86,610
Business Services: Advertising  — 2.1%
185,000 Clear Channel Outdoor Holdings Inc.† ... 205,350
21,000 JCDecaux SE† ................... 353,780
24,400 Lamar Advertising Co., Cl. A, REIT ..... 2,776,232
10,820 Magnite Inc.† .................... 123,456
1,500 Publicis Groupe SA ................ 140,688

The Gabelli Multimedia Trust Inc.
Schedule of Investments (Continued) — March 31, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
COPYRIGHT/CREATIVITY COMPANIES (Continued)
Business Services: Advertising (Continued)
4,000 Ströeer SE & Co. KGaA ............. $ 233,128
3,832,634
Computer Hardware  — 1.6%
13,100 Apple Inc. ...................... 2,909,903
Computer Software and Services  — 7.1%
34,900 Alphabet Inc., Cl. A ................ 5,396,936
22,300 eBay Inc. ....................... 1,510,379
5,400 Meta Platforms Inc., Cl. A ........... 3,112,344
6,800 Microsoft Corp. .................. 2,552,652
2,750 NVIDIA Corp. .................... 298,045
300 Red Violet Inc. ................... 11,277
2,000 ServiceTitan Inc., Cl. A† ............. 190,220
13,071,853
Consumer Products  — 2.2%
18,000 Johnson Outdoors Inc., Cl. A ......... 447,120
11,000 Nintendo Co. Ltd. ................. 741,449
170,000 Nintendo Co. Ltd., ADR ............. 2,918,900
4,107,469
Electronics  — 8.1%
2,000 IMAX Corp.† .................... 52,700
13,000 Intel Corp. ...................... 295,230
3,790 Koninklijke Philips NV† ............. 96,266
573,500 Sony Group Corp., ADR ............. 14,561,165
15,005,361
Entertainment  — 9.4%
14,000 Capcom Co. Ltd. .................. 341,996
79,200 GMM Grammy Public Co. Ltd.† ....... 12,373
15,000 Lions Gate Entertainment Corp., Cl. A† .. 132,750
10,000 Lions Gate Entertainment Corp., Cl. B† .. 79,200
3,000 Live Nation Entertainment Inc.† ....... 391,740
52,500 Manchester United plc, Cl. A† ......... 687,225
310,000 Ollamani SAB† ................... 689,091
87,000 Paramount Global, Cl. A ............. 1,979,250
16,000 Reservoir Media Inc.† .............. 122,080
3,200 Spotify Technology SA† ............. 1,760,096
7,000 Square Enix Holdings Co. Ltd. ........ 324,542
17,176 STV Group plc ................... 36,498
95,000 Tencent Music Entertainment Group, ADR 1,368,950
25,000 The Marcus Corp. ................. 417,250
19,000 The Walt Disney Co. ............... 1,875,300
32,000 Ubisoft Entertainment SA† ........... 385,981
24,000 Universal Entertainment Corp. ........ 169,131
43,000 Universal Music Group NV ........... 1,182,391
530,000 Vivendi SE ...................... 1,580,006
290,000 Warner Bros Discovery Inc.† ......... 3,111,700
Shares
Market
Value
23,000 Warner Music Group Corp., Cl. A ...... $ 721,050
17,368,600
Hotels and Gaming  — 4.3%
16,000 Boyd Gaming Corp. ................ 1,053,280
26,000 Caesars Entertainment Inc.† .......... 650,000
1,000 Churchill Downs Inc. ............... 111,070
26,000 Entain plc ....................... 194,057
1,000 Flutter Entertainment plc† ........... 218,952
30,000 Full House Resorts Inc.† ............ 125,400
20,000 Golden Entertainment Inc. ........... 527,800
4,200 Greek Organization of Football Prognostics
SA .......................... 83,245
56,000 International Game Technology plc ..... 910,560
100,000 Mandarin Oriental International Ltd. .... 175,000
25,000 Melco Resorts & Entertainment Ltd., ADR† 131,750
8,000 MGM China Holdings Ltd. ........... 10,733
20,300 MGM Resorts International† ......... 601,692
4,000 Penn Entertainment Inc.† ............ 65,240
23,000 Ryman Hospitality Properties Inc., REIT . 2,103,120
13,000 Wynn Resorts Ltd. ................ 1,085,500
8,047,399
Publishing  — 2.6%
17,000 Arnoldo Mondadori Editore SpA ....... 39,154
974,000 Bangkok Post plc† ................ 2,871
2,600 Graham Holdings Co., Cl. B .......... 2,498,236
48,000 Lee Enterprises Inc.† ............... 498,240
320,000 Louis Hachette Group† ............. 478,021
1,000,000 Nation Group Thailand Public Co. Ltd.†(a) 589
28,000 News Corp., Cl. A ................. 762,160
11,000 News Corp., Cl. B ................. 334,070
6,779 Novus Holdings Ltd. ............... 2,551
29,500 The E.W. Scripps Co., Cl. A† .......... 87,320
1,000 Wolters Kluwer NV ................ 155,221
4,858,433
Real Estate  — 0.7%
500 Equinix Inc., REIT ................. 407,675
56,200 Outfront Media Inc., REIT ........... 907,068
1,314,743
TOTAL COPYRIGHT/CREATIVITY
COMPANIES .................. 70,603,005
ENTERTAINMENT  — 1.1%
Broadcasting  — 0.9%
100,000 Entravision Communications Corp., Cl. A . 210,000
63,449 Sirius XM Holdings Inc. ............. 1,430,458
1,640,458
Consumer Services  — 0.2%
2,500 Airbnb Inc., Cl. A† ................. 298,650
TOTAL ENTERTAINMENT .......... 1,939,108

The Gabelli Multimedia Trust Inc.
Schedule of Investments (Continued) — March 31, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
BROADCASTING  — 0.4%
Entertainment  — 0.4%
345,000 Canal+ SA† ..................... $ 820,003
WIRELESS COMMUNICATIONS  — 0.3%
Wireless Communications  — 0.3%
17,000 Millicom International Cellular SA ...... 514,590
TOTAL COMMON STOCKS ......... 179,562,272
CLOSED-END FUNDS  — 0.0%
8,000 Altaba Inc., Escrow† ............... 12,200
PREFERRED STOCKS  — 0.1%
DISTRIBUTION COMPANIES  — 0.1%
Broadcasting  — 0.1%
6,000 Liberty Broadband Corp., Ser. A, 7.000% . 144,240
Retail  — 0.0%
3,000 QVC Group Inc., 8.000%, 03/15/31 ..... 77,430
TOTAL DISTRIBUTION COMPANIES ... 221,670
TOTAL PREFERRED STOCKS ........ 221,670
WARRANTS  — 0.0%
DISTRIBUTION COMPANIES  — 0.0%
Real Estate  — 0.0%
600 Malaysian Resources Corp. Berhad, expire
10/29/27† ..................... 8
Wireless Communications  — 0.0%
194,529 Jasmine International PCL, expire
10/10/31† ..................... 1,777
TOTAL DISTRIBUTION COMPANIES ... 1,785
TOTAL WARRANTS .............. 1,785
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 3.0%
$ 5,585,000 U.S. Treasury Bills,
4.161% to 4.251%††, 06/05/25 to
09/11/25 ...................... 5,525,705
TOTAL INVESTMENTS — 100.0% ....
(Cost $160,134,636) ............. $ 185,323,632
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
GDR Global Depositary Receipt
REIT Real Estate Investment Trust
Geographic Diversification
% of Total
Investments
Market
Value
North America ...................... 69.2% $ 128,183,069
Europe .............................. 14.1 26,038,594
Japan ............................... 11.2 20,713,154
Latin America ....................... 2.2 4,140,102
Asia/Pacific ......................... 1.7 3,180,699
South Africa ......................... 1.6 3,026,361
Africa/Middle East ................... 0.0 * 41,653
Total Investments ................... 100.0% $ 185,323,632
* Amount represents less than 0.05%.